Income Tax	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax

11. INCOME TAX

For the nine months ended December 31, 2018 and 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2018	December 31, 2017
Tax jurisdictions from:
- Local	$(25,334)	$(11,908)
- Foreign, representing:
Seychelles	$213,305	$-
Hong Kong	$(15,061)	$(1,921)
Malaysia	$(328,659)	$(149,322)
Australia	$(29,086)	$(2,504)
Loss before income tax	$(184,835)	(165,655)

The provision for income taxes consisted of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2018	December 31, 2017
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended December 31, 2018 and 2017:

	Period ended December 31, 2018	Period ended December 31, 2017
Deferred tax assets:
Net operating profit/(loss) carry forwards
-United States of America	$(5,320)	$(4,168)
-Hong Kong	$(3,498)	$(1,013)
-Malaysia	$(160,013)	$(83,351)
-Australia	$(4,843)	$(1,496)
	$(173,674)	$(90,028)
Less: valuation allowance	$173,674	$90,028
Deferred tax assets	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2018, the operations in the United States of America incurred $25,334 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 21%. The net operating loss carry forwards begin to expire in 2038, if unutilized. The Company has provided for a full valuation allowance of $5,320 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. As of December 31, 2018, the operations in the Hong Kong incurred $21,198 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 16.5%. The Company has provided for a full valuation allowance of $3,498 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. As of December 31, 2018, the operations in the Malaysia incurred $791,720 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 18 to 24%. The Company has provided for a full valuation allowance of $160,013 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority. As of December 31, 2018, the operations in the Australia incurred $17,609 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 27.5%. The Company has provided for a full valuation allowance of $4,843 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

11. INCOME TAX

For the year ended March 31, 2018 and 2017, the local (United States) and foreign components of loss before income tax were comprised of the following:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Tax jurisdictions from:
- Local	$(53,658)	$(78,821)
- Foreign, representing:
Seychelles	$(5,743)	$(3,100)
Hong Kong	(4,598)	(1,539)
Malaysia	(302,173)	(160,888)
Australia	$(5,440)	$-
Loss before income tax	$(371,612)	(244,348)

The provision for income taxes consisted of the following:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2018 and 2017:

	Year Ended March 31, 2018	Year Ended March 31, 2017
Deferred tax assets:
Net operating loss carry forward
-United States of America	$(11,268)	$(27,587)
-Hong Kong	(1,013)	(254)
-Malaysia	(83,351)	(28,960)
-Australia	(1,496)	-
	$(97,128)	$(56,801)
Less: valuation allowance	97,128	56,801
Deferred tax assets	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Seychelles, Hong Kong, Malaysia, and Australia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2018, the operations in the United States of America incurred $53,628 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 21%. The net operating loss carry forwards begin to expire in 2038, if unutilized. The Company has provided for a full valuation allowance of $11,268 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Seychelles

Under the current laws of the Seychelles, Quest International Group Limited is registered as an international business company which governs by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

Quest HK Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. As of March 31, 2018, the operations in the Hong Kong incurred $6,137 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 16.5%. The Company has provided for a full valuation allowance of $1,013 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Quest Masteryasia Group Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range from 18% to 24% on its assessable income. As of March 31, 2018, the operations in the Malaysia incurred $463,060 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 18%. The Company has provided for a full valuation allowance of $83,351 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Australia

Questcorp Australia Pty Ltd is subject to the Corporate Income Tax governed by the Australia Taxation Authority. As of March 31, 2018, the operations in the Australia incurred $5,440 of cumulative net operating losses which can be carried forward to offset future taxable income, at the tax rate of 27.5%. The Company has provided for a full valuation allowance of $1,496 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.